LOANS AND ADVANCES (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Loans And Advances
Subtotal	$ 29,783,520	$ 28,850,068	$ 29,599,564
Less: Allowance for credit losses	(25,913)	(20,142)	(12,258)
Total	29,757,607	28,829,926	29,587,306
Margin loans
Loans And Advances
Subtotal	27,788,266	26,722,627	29,097,216
IPO loans
Loans And Advances
Subtotal	22,381	178,584	34,348
Other advances
Loans And Advances
Subtotal	$ 1,972,873	$ 1,948,857	$ 468,000